PREFERRED LIMITED PARTNERS' EQUITY (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020	Feb. 25, 2022 CAD ($) $ / shares	Sep. 30, 2021 CAD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of preferred limited partners [Line Items]
Preferred limited partners’ equity				$ 881	$ 1,028
Payments to acquire or redeem entity's shares			$ 200
Price of shares redeemed (in USD per share) | $ / shares			$ 25
Percent of public float allowable for repurchase	10.00%
Major ordinary share transactions
Disclosure of preferred limited partners [Line Items]
Payments to acquire or redeem entity's shares		$ 73
Price of shares redeemed (in USD per share) | $ / shares		$ 25.25
Preferred limited partners’ equity
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				44,890,000
Dividends declared for the year ended				$ 55	54
Preferred limited partners’ equity				881	1,028
Dividends recognised as distributions to owners				$ 55	52	$ 43
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				2,890,000
Dividend rate				5.59%
Dividends declared for the year ended				$ 3	3
Preferred limited partners’ equity				$ 49	49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				7,000,000.00
Dividend rate				5.50%
Dividends declared for the year ended				$ 8	7
Preferred limited partners’ equity				$ 128	128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				0
Dividend rate				5.75%
Dividends declared for the year ended				$ 5	9
Preferred limited partners’ equity				$ 0	147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				10,000,000.00
Dividend rate				5.00%
Dividends declared for the year ended				$ 10	9
Preferred limited partners’ equity				$ 187	187
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				10,000,000.00
Dividend rate				5.00%
Dividends declared for the year ended				$ 10	9
Preferred limited partners’ equity				$ 196	196
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				7,000,000.00
Dividend rate				5.75%
Dividends declared for the year ended				$ 8	8
Preferred limited partners’ equity				$ 126	126
Series 17 ($200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				8,000,000.00
Dividend rate				5.25%
Dividends declared for the year ended				$ 11	9
Preferred limited partners’ equity				$ 195	$ 195
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Repurchase of shares (in shares) | shares				0